UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                    OPPENHEIMER AMT- FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                              27.0%
--------------------------------------------------------------------------------
Highways/Railways                                                        12.1
--------------------------------------------------------------------------------
Higher Education                                                         10.4
--------------------------------------------------------------------------------
General Obligation                                                        8.2
--------------------------------------------------------------------------------
Not-for-Profit Organization                                               7.4
--------------------------------------------------------------------------------
Hospital/Health Care                                                      5.8
--------------------------------------------------------------------------------
Municipal Leases                                                          4.9
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                4.3
--------------------------------------------------------------------------------
Electric Utilities                                                        3.2
--------------------------------------------------------------------------------
Education                                                                 2.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                      15.2%
--------------------------------------------------------------------------------
AA                                                                       20.6
--------------------------------------------------------------------------------
A                                                                         9.8
--------------------------------------------------------------------------------
BBB                                                                      39.8
--------------------------------------------------------------------------------
BB                                                                        3.1
--------------------------------------------------------------------------------
B                                                                         1.0
--------------------------------------------------------------------------------
C                                                                         1.3
--------------------------------------------------------------------------------
Not Rated                                                                 9.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Across the past 12 months, the Fund performed very well for shareholders seeking tax-free income as its yield compared favorably to those earned by its competitors and by other fixed income investments. As of September 30, 2006, the Fund's Class A shares produced a distribution yield of 4.44% without sales charges. Lipper Analytical Services, Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.66% among the 104 funds in its New York Municipal Debt Funds category as of the same date. 1

      The Fund's holdings represent a wide variety of industry sectors and credit qualities, and tax-free, AMT-free income made up 68.5% of the Fund's total return for the period; price appreciation generated the balance. Strong asset growth fueled the Fund's strategy of building diversification, and by the end of the report period the number of holdings in the Fund rose to 328, from 215 a year earlier.

      The Fund's income-oriented approach continued to provide significant benefit to our investors in this report period. In the year ended September 30, 2006, the Fund's Class A shares generated a total return of 7.61% without sales charge. By comparison, its primary benchmark, the Lehman Brothers Municipal Bond Index, produced a total return of 4.45% for the period. 2 In the 12 months ended September 30, 2006, distributions totaled 64.3 cents per Class A share. With credit spreads remaining stubbornly tight across the period, fewer lower-rated new issues offered yields that were high enough--in our opinion--to offset the associated risks and create a favorable balance of risk and reward. This situation produced significant dividend pressure during the 12 months ended September 30, 2006, and the monthly distribution, which had held steady at $0.056 per Class A share through April's distribution, was reduced by $0.004 beginning with the May distribution and by an additional $0.003 as of the July distribution. Distributions for other share classes were adjusted accordingly. A dividend reduction does not change the Fund's net asset value per share and, importantly, this dividend reduction was not the result from any defaults of bonds in the Fund's portfolio.

1. Lipper, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only and does not predict or depict the performance of a fund.


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      In this period, the prices of lower-rated municipal bonds have increased relative to prices of higher-grade bonds, a condition sometimes known as "credit spread tightening." With generally higher prices of lower-rated and non-rated municipal securities, the Fund began adopting a general strategy of investing a larger percentage of assets in higher-quality bonds during this period. For example, AAA- and AA-rated paper represented a growing portion of the portfolio; their combined share of the portfolio rose nearly 13% during this report period and, as of September 30, 2006, nearly 36% of the portfolio's investments were rated AAA or AA.

      The Fund's holdings in Master Settlement Agreement ("MSA") tobacco-backed bonds, which accounted for 27% of Fund investments as of September 30, 2006, have contributed strongly to the Fund's yield and total return performance during this period. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers.

      During this reporting period, the litigation environment has continued to improve for the tobacco industry and, by extension, for MSA bonds. On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion judgment against Philip Morris USA that had been awarded by a lower court in 2003. In July 2006, the Florida Supreme Court upheld an appellate court's reversal of a $145 billion judgment against cigarette manufacturers in the long-running Engle case. One month later, tobacco manufacturers received another reprieve, when a U.S. judge determined that she could not authorize financial remedies despite her finding that tobacco manufacturers had violated federal racketeering laws. As of September 30, 2006, both the Department of Justice, which brought this case in 1999, and manufacturers were reportedly considering appeals. We remain confident that the resolution of this case will not harm the Fund's position in MSA bonds.

      MSA bond prices rose in the first half of the reporting period amid widespread market speculation that tobacco-backed bonds might be "pre-refunded" by their issuers. In a pre-refunding, a municipality issues a new bond whose proceeds are escrowed in U.S. Government bonds and earmarked to pay off another previously issued--but not yet callable--municipal bond. When an outstanding bond is pre-refunded, its price generally rises significantly. MSA-backed bonds that had been issued by TSASC (New York City) and Nassau County, New York, were pre-refunded in February and April respectively, driving up their prices. The Fund realized gains on the holdings it sold and, as a result, MSA-backed holdings contributed positively to the Fund's total return for the period. Pre-refunding of MSA-backed tobacco bonds provides a particularly good example of how our yield-oriented investment strategy can result in both yield and price appreciation


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS for individual bonds, generating an attractive total return. In light of these and other transactions, the December 2006 distribution to shareholders will include a small capital gain and a small amount of taxable income.

      Upgrades from credit rating agencies have contributed to favorable performance this reporting period. Standard & Poor's ("S&P") raised New York City's general obligation bond rating in May, contributing to higher prices for the City's bonds. In anticipation of the de-coupling of Mount Sinai Hospital and New York University Hospitals Center, which had merged in 1998, Moody's Investors Services upgraded Mount Sinai to Baa2 with a stable outlook, from Ba1, and Fitch's Ratings upgraded the hospital to BBB- from BB+, also with a stable outlook. Mount Sinai earned its above-investment-grade status, according to Moody's, because volume growth and an improved financial profile helped drive top-line revenue growth and profitability in the City's competitive healthcare market. At the time of the upgrade, the agency also cited Mount Sinai's clinical reputation and affiliation with the Mount Sinai School of Medicine. Shortly after this report period ended, S&P upgraded the bonds that remain an obligation of Mount Sinai to BBB, from BB, with a positive outlook; unlike the other ratings agencies, S&P waited to announce its rating change until the two hospitals had completed their separation.

      Investors have also benefited from the Fund's holdings in bonds issued by the Commonwealth of Puerto Rico. While prices on bonds issued by Puerto Rico exhibited slightly more volatility than the general market during this reporting period, we believe that the government's decision to raise taxes to balance the budget as well its efforts to reinforce its financial structure will ultimately strengthen the municipal bonds that the Fund continues to own. As we have continued to monitor developments in Puerto Rico, we have taken advantage of market weakness to add to positions in these bonds at favorable prices. Thus, despite the financial difficulties that led Moody's and S&P to issue downgrades, these bonds contributed to the Fund's positive total return in this report period.

      The Fund's diversified portfolio includes a variety of bond types, structures and maturities, in an effort to mute the effects of any one variety. For example, during this report period, we continued to invest in select premium-coupon callable bonds that may remain outstanding through periods of rising short-term interest rates. This investing strategy is designed to minimize overall income volatility in the Fund. Additionally, we increased the Fund's investment in municipal inverse-floating-rate securities to 17.7% of the portfolio, including the effect of leverage, from 16.7% a year earlier. Although interest payments on these tax-exempt, highly liquid securities move inversely to short-term interest rates, these securities continued to provide above-market yields in this reporting period, which was characterized by a flattening yield curve and rising short-term rates. Importantly, even


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

though these holdings generated less income than in previous periods, they contributed positively to total return in the past 12 months.

      As of September 30, 2006, the Fund's portfolio included a municipal bond that had been issued by the Port Authority of New York and New Jersey to finance work on a passenger terminal at LaGuardia Airport. The bond is backed by payments from Delta Air Lines, which entered bankruptcy protection on September 14, 2005. The carrier has made all required interest payments, demonstrating to bondholders how valuable this facility is to the ongoing operations of the company. This investment represents 1.3% of the portfolio and has produced a healthy total return across the year, contributing handsomely to the Fund's overall performance.

      The "Rochester style" of municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce exposure to any individual risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. Notwithstanding the changes in the Fund's dividend distribution, we believe that shareholders will continue to benefit from highly competitive yields as market conditions continue to develop. Shareholders should note that market conditions during this report period did not affect the Fund's overall investment strategies.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free New York Municipals (Class A)
   Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals                Lehman Brothers
                               (Class A)                  Municipal Bond Index

09/30/1996                       9,525                           10,000
12/31/1996                       9,755                           10,255
03/31/1997                       9,734                           10,230
06/30/1997                      10,098                           10,583
09/30/1997                      10,362                           10,902
12/31/1997                      10,649                           11,197
03/31/1998                      10,768                           11,326
06/30/1998                      10,914                           11,499
09/30/1998                      11,228                           11,852
12/31/1998                      11,270                           11,923
03/31/1999                      11,378                           12,029
06/30/1999                      11,166                           11,816
09/30/1999                      10,963                           11,769
12/31/1999                      10,767                           11,678
03/31/2000                      11,083                           12,019
06/30/2000                      11,178                           12,201
09/30/2000                      11,487                           12,496
12/31/2000                      11,990                           13,042
03/31/2001                      12,270                           13,332
06/30/2001                      12,381                           13,418
09/30/2001                      12,609                           13,795
12/31/2001                      12,524                           13,711
03/31/2002                      12,568                           13,840
06/30/2002                      12,890                           14,346
09/30/2002                      13,379                           15,028
12/31/2002                      13,330                           15,028
03/31/2003                      13,250                           15,208
06/30/2003                      13,608                           15,601
09/30/2003                      13,657                           15,613
12/31/2003                      14,257                           15,826
03/31/2004                      14,566                           16,100
06/30/2004                      13,956                           15,719
09/30/2004                      14,600                           16,331
12/31/2004                      14,882                           16,535
03/31/2005                      15,249                           16,529
06/30/2005                      15,895                           17,013
09/30/2005                      15,973                           16,992
12/31/2005                      16,084                           17,116
03/31/2006                      16,432                           17,158
06/30/2006                      16,405                           17,164
09/30/2006                      17,189                           17,749

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06
1-Year 2.50%     5-Year 5.36%     10-Year 5.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free New York Municipals (Class B)
   Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals                Lehman Brothers
                               (Class B)                  Municipal Bond Index

09/30/1996                      10,000                           10,000
12/31/1996                      10,223                           10,255
03/31/1997                      10,181                           10,230
06/30/1997                      10,543                           10,583
09/30/1997                      10,797                           10,902
12/31/1997                      11,076                           11,197
03/31/1998                      11,187                           11,326
06/30/1998                      11,317                           11,499
09/30/1998                      11,620                           11,852
12/31/1998                      11,641                           11,923
03/31/1999                      11,721                           12,029
06/30/1999                      11,481                           11,816
09/30/1999                      11,259                           11,769
12/31/1999                      11,027                           11,678
03/31/2000                      11,329                           12,019
06/30/2000                      11,404                           12,201
09/30/2000                      11,707                           12,496
12/31/2000                      12,186                           13,042
03/31/2001                      12,447                           13,332
06/30/2001                      12,546                           13,418
09/30/2001                      12,753                           13,795
12/31/2001                      12,632                           13,711
03/31/2002                      12,652                           13,840
06/30/2002                      12,952                           14,346
09/30/2002                      13,426                           15,028
12/31/2002                      13,376                           15,028
03/31/2003                      13,296                           15,208
06/30/2003                      13,655                           15,601
09/30/2003                      13,704                           15,613
12/31/2003                      14,307                           15,826
03/31/2004                      14,617                           16,100
06/30/2004                      14,004                           15,719
09/30/2004                      14,651                           16,331
12/31/2004                      14,933                           16,535
03/31/2005                      15,302                           16,529
06/30/2005                      15,950                           17,013
09/30/2005                      16,029                           16,992
12/31/2005                      16,140                           17,116
03/31/2006                      16,489                           17,158
06/30/2006                      16,462                           17,164
09/30/2006                      17,248                           17,749

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06
1-Year 1.76%     5-Year 5.23%     10-Year 5.60%


                  18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free New York Municipals (Class C)
   Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals                Lehman Brothers
                               (Class C)                  Municipal Bond Index

09/30/1996                      10,000                           10,000
12/31/1996                      10,221                           10,255
03/31/1997                      10,179                           10,230
06/30/1997                      10,540                           10,583
09/30/1997                      10,795                           10,902
12/31/1997                      11,073                           11,197
03/31/1998                      11,176                           11,326
06/30/1998                      11,314                           11,499
09/30/1998                      11,609                           11,852
12/31/1998                      11,629                           11,923
03/31/1999                      11,709                           12,029
06/30/1999                      11,478                           11,816
09/30/1999                      11,248                           11,769
12/31/1999                      11,025                           11,678
03/31/2000                      11,327                           12,019
06/30/2000                      11,402                           12,201
09/30/2000                      11,695                           12,496
12/31/2000                      12,184                           13,042
03/31/2001                      12,445                           13,332
06/30/2001                      12,543                           13,418
09/30/2001                      12,750                           13,795
12/31/2001                      12,629                           13,711
03/31/2002                      12,650                           13,840
06/30/2002                      12,949                           14,346
09/30/2002                      13,415                           15,028
12/31/2002                      13,339                           15,028
03/31/2003                      13,233                           15,208
06/30/2003                      13,575                           15,601
09/30/2003                      13,596                           15,613
12/31/2003                      14,155                           15,826
03/31/2004                      14,434                           16,100
06/30/2004                      13,802                           15,719
09/30/2004                      14,411                           16,331
12/31/2004                      14,660                           16,535
03/31/2005                      14,993                           16,529
06/30/2005                      15,610                           17,013
09/30/2005                      15,643                           16,992
12/31/2005                      15,733                           17,116
03/31/2006                      16,043                           17,158
06/30/2006                      15,973                           17,164
09/30/2006                      16,704                           17,749

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06
1-Year 5.78%     5-Year 5.55%     10-Year 5.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted.

CLASS B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING          EXPENSES
                           ACCOUNT          ACCOUNT         PAID DURING
                           VALUE            VALUE           6 MONTHS ENDED
                           (4/1/06)         (9/30/06)       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual             $ 1,000.00       $ 1,046.00      $ 4.42
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,020.76        4.37
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,041.10        8.53
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,016.75        8.43
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,041.20        8.32
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,016.95        8.22

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.86%
--------------------------
Class B          1.66
--------------------------
Class C          1.62

--------------------------------------------------------------------------------


                  22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  September 30,2006
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.1%
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK--84.3%
$      200,000  Albany County IDA (Wildwood Programs)                                4.900%        07/01/2021     $      207,380
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Albany County IDA (Wildwood Programs)                                5.000         07/01/2026            129,886
--------------------------------------------------------------------------------------------------------------------------------
    14,500,000  Albany IDA (Charitable Leadership)                                   5.750         07/01/2026         15,366,085
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Albany IDA (Charitable Leadership)                                   6.000         07/01/2019          1,082,710
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Albany IDA (New Covenant Charter School)                             7.000         05/01/2025             99,018
--------------------------------------------------------------------------------------------------------------------------------
     1,140,000  Albany IDA (Sage Colleges)                                           5.250         04/01/2019          1,167,383
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Albany IDA (Sage Colleges)                                           5.300         04/01/2029            511,285
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Albany Parking Authority                                             5.625         07/15/2025             32,009
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Allegany County IDA (Houghton College)                               5.250         01/15/2024             30,582
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Amherst IDA (Daemen College)                                         6.000         10/01/2021          1,117,210
--------------------------------------------------------------------------------------------------------------------------------
     5,895,000  Brookhaven IDA (Alternatives for Children)                           7.550         02/01/2033          6,404,151
--------------------------------------------------------------------------------------------------------------------------------
     9,235,000  Brookhaven IDA (Dowling College)                                     6.750         11/01/2032          9,980,080
--------------------------------------------------------------------------------------------------------------------------------
       350,000  Broome County IDA (University Plaza)                                 5.200         08/01/2030            366,790
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Broome County IDA (University Plaza)                                 5.200         08/01/2036            260,515
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                    5.750         11/01/2030            305,376
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Cattaraugus County IDA (Olean General Hospital)                      5.250         08/01/2023             87,992
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Cattaraugus County IDA (St. Bonaventure University)                  5.000         05/01/2023            517,505
--------------------------------------------------------------------------------------------------------------------------------
       620,000  Cattaraugus County IDA (St. Bonaventure University)                  5.100         05/01/2031            641,316
--------------------------------------------------------------------------------------------------------------------------------
        90,000  Chautauqua Utility District                                          5.000         06/01/2022             94,175
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Chautauqua Utility District                                          5.000         06/01/2024            103,920
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Chautauqua Utility District                                          5.000         06/01/2026            113,702
--------------------------------------------------------------------------------------------------------------------------------
     1,715,000  Clarence IDA (Bristol Village)                                       6.000         01/20/2044          1,903,204
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Deerfield GO                                                         5.500         06/15/2021             16,016
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Deerfield GO                                                         5.500         06/15/2022             15,968
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Deerfield GO                                                         5.500         06/15/2023             15,896
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Deerfield GO                                                         5.500         06/15/2024             15,985
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Deerfield GO                                                         5.500         06/15/2025             21,237
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Deerfield GO                                                         5.600         06/15/2026             21,125
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Deerfield GO                                                         5.600         06/15/2027             21,100
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Deerfield GO                                                         5.600         06/15/2028             21,045
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Deerfield GO                                                         5.600         06/15/2029             26,269
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Deerfield GO                                                         5.600         06/15/2030             26,210
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Deerfield GO                                                         5.600         06/15/2031             26,190
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Deerfield GO                                                         5.600         06/15/2032             26,172
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Deerfield GO                                                         5.600         06/15/2033             31,381
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Deerfield GO                                                         5.600         06/15/2034             31,369
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Deerfield GO                                                         5.600         06/15/2035             31,357
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Deerfield GO                                                         5.600         06/15/2036             36,583


                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      795,000  East Rochester Hsg. Authority (St. John's Meadows)                   5.750%        08/01/2037     $      824,391
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Erie County IDA (Charter School Applied Tech)                        6.875         06/01/2035            499,935
--------------------------------------------------------------------------------------------------------------------------------
     1,170,000  Erie County IDA (DePaul Properties)                                  5.750         09/01/2028            993,704
--------------------------------------------------------------------------------------------------------------------------------
       180,000  Erie County IDA (DePaul Properties)                                  6.500         09/01/2018            172,440
--------------------------------------------------------------------------------------------------------------------------------
     5,600,000  Erie County IDA (Medaille College)                                   7.625         04/01/2035          6,413,176
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Erie County IDA (Orchard Park)                                       6.000         11/15/2036            793,695
--------------------------------------------------------------------------------------------------------------------------------
     9,050,000  Erie County IDA (The Episcopal Church Home)                          5.875         02/01/2018          9,345,573
--------------------------------------------------------------------------------------------------------------------------------
     9,995,000  Erie County IDA (The Episcopal Church Home)                          6.000         02/01/2028         10,322,336
--------------------------------------------------------------------------------------------------------------------------------
    30,000,000  Erie County Tobacco Asset Securitization Corp.                       7.029 1       06/01/2055          1,068,900
--------------------------------------------------------------------------------------------------------------------------------
     6,500,000  Erie County Tobacco Asset Securitization Corp. RITES                 5.646 2       06/01/2045          6,622,070
--------------------------------------------------------------------------------------------------------------------------------
     5,400,000  Erie County Tobacco Asset Securitization Corp. RITES                 5.646 2       06/01/2045          5,501,412
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Essex County IDA
                (North Country Community College Foundation)                         5.000         06/01/2020            100,517
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Essex County IDA
                (North Country Community College Foundation)                         5.200         06/01/2025            131,265
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Essex County IDA
                (North Country Community College Foundation)                         5.300         06/01/2035            110,943
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Franklin County IDA
                (North Country Community College Foundation)                         5.200         06/01/2025            176,703
--------------------------------------------------------------------------------------------------------------------------------
     3,750,000  Geneva IDA (Hobart & William Smith Colleges)                         5.375         02/01/2033          3,981,000
--------------------------------------------------------------------------------------------------------------------------------
     5,365,000  Hempstead IDA (WORCA)                                                6.900         08/01/2033          5,573,591
--------------------------------------------------------------------------------------------------------------------------------
       880,000  Herkimer County IDA (Folts Adult Home)                               5.500         03/20/2040            979,757
--------------------------------------------------------------------------------------------------------------------------------
     1,790,000  Herkimer County IDA
                (Herkimer County College Foundation)                                 6.250         08/01/2034          1,884,763
--------------------------------------------------------------------------------------------------------------------------------
     1,335,000  Kiryas Joel BANs GO                                                  6.100         05/11/2007          1,343,838
--------------------------------------------------------------------------------------------------------------------------------
     5,750,000  L.I. Power Authority RITES                                           8.095 2       09/01/2033          6,753,375
--------------------------------------------------------------------------------------------------------------------------------
     4,405,000  L.I. Power Authority, Series A                                       5.125         09/01/2029          4,569,483
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  L.I. Power Authority, Series C                                       5.000         09/01/2035          3,657,220
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Lyons Community Health Initiatives Corp.                             5.550         09/01/2024          1,074,440
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Monroe County IDA (Rochester Institute of Technology)                5.250         04/01/2019            203,566
--------------------------------------------------------------------------------------------------------------------------------
       525,000  Monroe County IDA (Rochester Institute of Technology)                5.375         04/01/2029            533,594
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Monroe County IDA (Summit at Brighton)                               5.375         07/01/2032            201,768
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Monroe County IDA (Summit at Brighton)                               5.500         07/01/2027            409,444
--------------------------------------------------------------------------------------------------------------------------------
   302,900,000  Monroe County Tobacco Asset Securitization Corp. (TASC)              7.701 1       06/01/2061          5,282,576
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Monroe Newpower Corp.                                                5.500         01/01/2034          4,198,400
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Monroe Newpower Corp.                                                5.625         01/01/2026          1,058,400
--------------------------------------------------------------------------------------------------------------------------------
     7,500,000  MTA ROLs                                                             7.750 2       11/15/2031          9,119,850
--------------------------------------------------------------------------------------------------------------------------------
     3,460,000  MTA ROLs 3                                                           8.250 2       11/15/2031          4,228,812
--------------------------------------------------------------------------------------------------------------------------------
    20,090,000  MTA Service Contract, Series A                                       5.125         01/01/2029         21,198,164
--------------------------------------------------------------------------------------------------------------------------------
     9,885,000  MTA, Series A                                                        5.000         11/15/2031         10,418,691
--------------------------------------------------------------------------------------------------------------------------------
     4,470,000  MTA, Series B                                                        5.000         11/15/2031          4,691,891


                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   20,000,000  MTA, Series F                                                        5.000%        11/15/2030     $   21,023,600
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  MTA, Series F                                                        5.000         11/15/2035          5,229,000
--------------------------------------------------------------------------------------------------------------------------------
       580,000  Nassau County IDA (ALIA-ACDS)                                        6.125         09/01/2018            603,861
--------------------------------------------------------------------------------------------------------------------------------
     2,060,000  Nassau County IDA (ALIA-AP)                                          7.000         09/01/2028          2,193,200
--------------------------------------------------------------------------------------------------------------------------------
       810,000  Nassau County IDA (ALIA-CMA)                                         6.125         09/01/2018            841,177
--------------------------------------------------------------------------------------------------------------------------------
       895,000  Nassau County IDA (ALIA-CSMR)                                        6.125         09/01/2018            929,449
--------------------------------------------------------------------------------------------------------------------------------
       580,000  Nassau County IDA (ALIA-EFLI)                                        6.125         09/01/2018            602,324
--------------------------------------------------------------------------------------------------------------------------------
       460,000  Nassau County IDA (ALIA-HAII)                                        6.125         09/01/2018            477,705
--------------------------------------------------------------------------------------------------------------------------------
       535,000  Nassau County IDA (ALIA-NCMRS)                                       6.125         09/01/2018            555,592
--------------------------------------------------------------------------------------------------------------------------------
     2,725,000  Nassau County IDA (Hispanic Counseling Center)                       7.625         06/01/2033          2,856,672
--------------------------------------------------------------------------------------------------------------------------------
        95,000  Nassau County IDA, Series A-A                                        6.000         07/02/2021             96,439
--------------------------------------------------------------------------------------------------------------------------------
       985,000  Nassau County IDA, Series A-B                                        6.000         07/01/2021            999,923
--------------------------------------------------------------------------------------------------------------------------------
        90,000  Nassau County IDA, Series A-C                                        6.000         07/01/2021             91,364
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Nassau County IDA, Series A-D                                        6.000         07/01/2021            101,515
--------------------------------------------------------------------------------------------------------------------------------
     3,800,000  Nassau County Tobacco Settlement Corp.                               5.000         06/01/2035          3,859,470
--------------------------------------------------------------------------------------------------------------------------------
       880,000  Nassau County Tobacco Settlement Corp.                               5.125         06/01/2046            895,382
--------------------------------------------------------------------------------------------------------------------------------
    85,990,000  Nassau County Tobacco Settlement Corp.                               6.151 1       06/01/2046          8,948,979
--------------------------------------------------------------------------------------------------------------------------------
    35,000,000  Nassau County Tobacco Settlement Corp.                               6.629 1       06/01/2060          1,124,200
--------------------------------------------------------------------------------------------------------------------------------
       115,000  New Hartford GO                                                      5.000         09/15/2022            118,383
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Niagara County IDA (American Ref-Fuel Company) 3                     5.550         11/15/2024          2,612,525
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Niagara County Tobacco Asset Securitization Corp.                    6.250         05/15/2034            529,250
--------------------------------------------------------------------------------------------------------------------------------
       285,000  Niagara County Tobacco Asset Securitization Corp.                    6.250         05/15/2040            301,673
--------------------------------------------------------------------------------------------------------------------------------
    20,000,000  NY Convention Center Devel. Corp. (Hotel Unit Fee)                   5.000         11/15/2044         20,911,400
--------------------------------------------------------------------------------------------------------------------------------
     1,185,000  NY Counties Tobacco Trust I                                          6.500         06/01/2035          1,264,833
--------------------------------------------------------------------------------------------------------------------------------
    14,575,000  NY Counties Tobacco Trust II (TASC)                                  5.625         06/01/2035         15,098,971
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NY Counties Tobacco Trust II (TASC)                                  5.750         06/01/2043             20,821
--------------------------------------------------------------------------------------------------------------------------------
     1,800,000  NY Counties Tobacco Trust III                                        6.000         06/01/2043          1,917,702
--------------------------------------------------------------------------------------------------------------------------------
       100,000  NY Counties Tobacco Trust IV                                         5.000         06/01/2038            101,222
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  NY Counties Tobacco Trust IV (TASC) 4                                0.000 6       06/01/2041          2,834,405
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  NY Counties Tobacco Trust IV (TASC)                                  5.000         06/01/2045          6,056,340
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  NY Counties Tobacco Trust IV (TASC) 4                                6.650         06/01/2041            646,800
--------------------------------------------------------------------------------------------------------------------------------
     2,950,000  NY Counties Tobacco Trust IV RITES                                   5.646 2       06/01/2042          3,005,401
--------------------------------------------------------------------------------------------------------------------------------
    84,200,000  NY Counties Tobacco Trust V                                          6.850 1       06/01/2055          3,287,168
--------------------------------------------------------------------------------------------------------------------------------
   334,000,000  NY Counties Tobacco Trust V                                          7.850 1       06/01/2060          5,865,040
--------------------------------------------------------------------------------------------------------------------------------
   121,775,000  NY TSASC, Inc. (TFABs)                                               5.125         06/01/2042        124,186,145
--------------------------------------------------------------------------------------------------------------------------------
        35,000  NYC GO                                                               5.000         08/01/2022             35,711
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYC GO                                                               5.000         03/01/2024          1,054,410
--------------------------------------------------------------------------------------------------------------------------------
       790,000  NYC GO                                                               5.000         04/01/2024            837,519
--------------------------------------------------------------------------------------------------------------------------------
     5,100,000  NYC GO                                                               5.000         08/01/2024          5,402,124


                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,250,000  NYC GO                                                               5.000%        04/01/2025     $    1,322,188
--------------------------------------------------------------------------------------------------------------------------------
     1,185,000  NYC GO                                                               5.000         08/01/2025          1,252,391
--------------------------------------------------------------------------------------------------------------------------------
       800,000  NYC GO                                                               5.000         04/01/2026            844,912
--------------------------------------------------------------------------------------------------------------------------------
       400,000  NYC GO                                                               5.000         08/01/2027            421,800
--------------------------------------------------------------------------------------------------------------------------------
       950,000  NYC GO                                                               5.000         10/15/2027            990,907
--------------------------------------------------------------------------------------------------------------------------------
       250,000  NYC GO                                                               5.000         08/01/2028            263,625
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  NYC GO                                                               5.000         11/01/2028          4,193,640
--------------------------------------------------------------------------------------------------------------------------------
       885,000  NYC GO                                                               5.000         06/01/2029            933,188
--------------------------------------------------------------------------------------------------------------------------------
     5,050,000  NYC GO                                                               5.000         03/01/2030          5,287,603
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYC GO                                                               5.000         06/01/2030          1,048,030
--------------------------------------------------------------------------------------------------------------------------------
       240,000  NYC GO                                                               5.000         08/01/2030            252,211
--------------------------------------------------------------------------------------------------------------------------------
     1,900,000  NYC GO                                                               5.000         06/01/2031          1,998,838
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  NYC GO                                                               5.000         11/01/2034          7,300,930
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  NYC GO                                                               5.000         03/01/2035          3,132,960
--------------------------------------------------------------------------------------------------------------------------------
     3,750,000  NYC GO                                                               5.000         04/01/2035          3,917,663
--------------------------------------------------------------------------------------------------------------------------------
       585,000  NYC GO                                                               5.000         08/01/2035            611,969
--------------------------------------------------------------------------------------------------------------------------------
     1,270,000  NYC GO                                                               5.250         03/15/2032          1,378,077
--------------------------------------------------------------------------------------------------------------------------------
     2,130,000  NYC GO                                                               5.375         12/01/2026          2,311,561
--------------------------------------------------------------------------------------------------------------------------------
       915,000  NYC GO                                                               5.500         06/01/2022          1,019,667
--------------------------------------------------------------------------------------------------------------------------------
       385,000  NYC GO                                                               5.500         06/01/2022            419,092
--------------------------------------------------------------------------------------------------------------------------------
        15,000  NYC GO                                                               5.500         02/15/2026             15,247
--------------------------------------------------------------------------------------------------------------------------------
        75,000  NYC GO                                                               5.875         08/01/2019             84,161
--------------------------------------------------------------------------------------------------------------------------------
       680,000  NYC GO                                                               5.875         08/01/2019            750,604
--------------------------------------------------------------------------------------------------------------------------------
       505,000  NYC GO                                                               6.125         08/01/2025            519,635
--------------------------------------------------------------------------------------------------------------------------------
         5,000  NYC GO                                                               7.500         02/01/2019              5,015
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NYC GO RITES                                                         6.404 2       08/01/2021          6,343,900
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  NYC HDC (De Sales Assisted Living Devel.) 3                          5.125         11/01/2018          2,585,525
--------------------------------------------------------------------------------------------------------------------------------
     1,421,897  NYC HDC (Keith Plaza)                                                6.500         02/15/2018          1,496,091
--------------------------------------------------------------------------------------------------------------------------------
       750,000  NYC HDC (Multifamily Hsg.)                                           4.750         11/01/2035            761,318
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYC HDC (Multifamily Hsg.) 3                                         5.250         11/01/2030          1,053,310
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  NYC HDC (Multifamily Hsg.) 3                                         5.250         11/01/2031          2,063,920
--------------------------------------------------------------------------------------------------------------------------------
     1,545,000  NYC HDC (Multifamily Hsg.), Series E-1 3                             4.950         11/01/2033          1,604,282
--------------------------------------------------------------------------------------------------------------------------------
     2,158,444  NYC HDC (Seaview Towers)                                             6.500         01/15/2018          2,271,071
--------------------------------------------------------------------------------------------------------------------------------
       100,000  NYC Health & Hospital Corp.                                          5.375         02/15/2026            104,643
--------------------------------------------------------------------------------------------------------------------------------
     1,945,000  NYC Health & Hospital Corp. 3                                        5.450         02/15/2026          2,043,086
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  NYC IDA (American Council of Learned Societies)                      5.250         07/01/2027          1,585,575
--------------------------------------------------------------------------------------------------------------------------------
     2,760,000  NYC IDA (Beth Abraham Health Services)                               6.500         02/15/2022          2,992,420
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NYC IDA (Beth Abraham Health Services)                               6.500         11/15/2027            538,505
--------------------------------------------------------------------------------------------------------------------------------
     2,100,000  NYC IDA (Beth Abraham Health Services)                               6.500         11/15/2034          2,244,858


                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    6,000,000  NYC IDA (Calhoun School)                                             6.625%        12/01/2034     $    6,371,640
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NYC IDA (Calhoun School)                                             6.625         12/01/2034            534,685
--------------------------------------------------------------------------------------------------------------------------------
       960,000  NYC IDA (Center for Elimination of Family Violence)                  7.375         11/01/2036            975,350
--------------------------------------------------------------------------------------------------------------------------------
     3,840,000  NYC IDA (Community Resource Developmentally Disabled)                7.500         08/01/2026          3,922,982
--------------------------------------------------------------------------------------------------------------------------------
       150,000  NYC IDA (Comprehensive Care Management)                              6.000         05/01/2026            154,128
--------------------------------------------------------------------------------------------------------------------------------
       350,000  NYC IDA (Comprehensive Care Management)                              6.125         11/01/2035            359,076
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYC IDA (Eger Harbor House) 3                                        5.875         05/20/2044          1,121,320
--------------------------------------------------------------------------------------------------------------------------------
       725,000  NYC IDA (Family Support Systems)                                     7.500         11/01/2034            748,686
--------------------------------------------------------------------------------------------------------------------------------
       220,000  NYC IDA (Global Country World Peace)                                 7.250         11/01/2025            221,923
--------------------------------------------------------------------------------------------------------------------------------
       170,000  NYC IDA (Global Country World Peace)                                 7.250         11/01/2025            170,003
--------------------------------------------------------------------------------------------------------------------------------
       815,000  NYC IDA (Independent Living Assoc.)                                  6.200         07/01/2020            826,720
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NYC IDA (Liberty-7 World Trade Center) 4                             6.750         03/01/2015            538,220
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  NYC IDA (Liberty-IAC/Interactive Corp.) 3                            5.000         09/01/2035          3,055,020
--------------------------------------------------------------------------------------------------------------------------------
     3,700,000  NYC IDA (Lycee Francais De New York) 3                               5.375         06/01/2023          3,881,707
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  NYC IDA (Lycee Francais De New York)                                 6.800         06/01/2028          4,342,040
--------------------------------------------------------------------------------------------------------------------------------
       370,000  NYC IDA (Metropolitan College of New York)                           5.750         03/01/2020            366,404
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  NYC IDA (MMC Corp.) 3                                                5.125         11/01/2035          2,370,794
--------------------------------------------------------------------------------------------------------------------------------
     6,510,000  NYC IDA (Mount St. Vincent)                                          5.250         06/01/2036          6,747,941
--------------------------------------------------------------------------------------------------------------------------------
     2,175,000  NYC IDA (Polytechnic University)                                     6.000         11/01/2020          2,300,693
--------------------------------------------------------------------------------------------------------------------------------
     4,080,000  NYC IDA (Polytechnic University)                                     6.125         11/01/2030          4,312,723
--------------------------------------------------------------------------------------------------------------------------------
     1,380,000  NYC IDA (PSCH)                                                       6.375         07/01/2033          1,478,960
--------------------------------------------------------------------------------------------------------------------------------
    15,320,000  NYC IDA (Queens Baseball Stadium)                                    5.000         01/01/2046         16,111,125
--------------------------------------------------------------------------------------------------------------------------------
       750,000  NYC IDA (Reece School)                                               7.500         12/01/2037            759,278
--------------------------------------------------------------------------------------------------------------------------------
       295,000  NYC IDA (Reece School)                                               7.500         12/01/2037            295,056
--------------------------------------------------------------------------------------------------------------------------------
     1,480,000  NYC IDA (Staten Island University Hospital)                          6.450         07/01/2032          1,559,535
--------------------------------------------------------------------------------------------------------------------------------
     6,020,000  NYC IDA (The Child School)                                           7.550         06/01/2033          6,503,045
--------------------------------------------------------------------------------------------------------------------------------
    15,785,000  NYC IDA (Touro College)                                              6.350         06/01/2029         16,707,160
--------------------------------------------------------------------------------------------------------------------------------
     5,600,000  NYC IDA (Urban Resource Institute)                                   7.375         11/01/2033          5,964,392
--------------------------------------------------------------------------------------------------------------------------------
     5,600,000  NYC IDA (Vocational Instruction)                                     7.750         02/01/2033          5,387,648
--------------------------------------------------------------------------------------------------------------------------------
     4,525,000  NYC IDA (YMCA of Greater NY) 3                                       5.250         08/01/2021          4,712,335
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NYC Municipal Water Authority ROLs                                   8.080 2       06/15/2039          6,020,300
--------------------------------------------------------------------------------------------------------------------------------
    13,015,000  NYC Municipal Water Finance Authority                                5.000         06/15/2032         13,539,635
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  NYC Municipal Water Finance Authority 3                              5.000         06/15/2037          2,413,413
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NYC Municipal Water Finance Authority                                5.000         06/15/2038            519,445
--------------------------------------------------------------------------------------------------------------------------------
       355,000  NYC Municipal Water Finance Authority                                5.125         06/15/2030            361,681
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NYC Municipal Water Finance Authority                                5.250         06/15/2025             21,292
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NYC Municipal Water Finance Authority                                5.500         06/15/2024             40,460
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NYC Transitional Finance Authority (Future Tax), Series E 3          5.000         02/01/2033          5,207,600
--------------------------------------------------------------------------------------------------------------------------------
       250,000  NYS DA (Cabrini Westchester) 5                                       5.100         02/15/2026            272,330


                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      450,000  NYS DA (Cabrini Westchester) 5                                       5.200%        02/15/2041     $      486,135
--------------------------------------------------------------------------------------------------------------------------------
       385,000  NYS DA (Chapel Oaks)                                                 5.450         07/01/2026            400,015
--------------------------------------------------------------------------------------------------------------------------------
     1,870,000  NYS DA (Lenox Hill Hospital Obligated Group)                         5.500         07/01/2030          1,937,376
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYS DA (Maimonides Medical Center)                                   5.750         08/01/2024          1,021,700
--------------------------------------------------------------------------------------------------------------------------------
     1,290,000  NYS DA (Memorial Sloan-Kettering)                                    5.000         07/01/2035          1,360,718
--------------------------------------------------------------------------------------------------------------------------------
     2,100,000  NYS DA (Mental Health Services Facilities) 3                         5.000         02/15/2035          2,189,628
--------------------------------------------------------------------------------------------------------------------------------
       665,000  NYS DA (Montefiore Medical Center)                                   5.450         08/01/2029            700,425
--------------------------------------------------------------------------------------------------------------------------------
       600,000  NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                      5.500         07/01/2026            609,720
--------------------------------------------------------------------------------------------------------------------------------
     8,890,000  NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                      6.500         07/01/2025          9,618,980
--------------------------------------------------------------------------------------------------------------------------------
       680,000  NYS DA (Nursing Home)                                                4.900         02/15/2041            695,776
--------------------------------------------------------------------------------------------------------------------------------
       835,000  NYS DA (Nursing Home)                                                4.950         02/15/2045            858,480
--------------------------------------------------------------------------------------------------------------------------------
     1,360,000  NYS DA (NY Methodist Hospital)                                       5.250         07/01/2024          1,438,377
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  NYS DA
                (NY Society for the Relief of the Ruptured and Crippled)             5.000         08/15/2029          4,231,080
--------------------------------------------------------------------------------------------------------------------------------
     1,695,000  NYS DA (Nyack Hospital)                                              6.250         07/01/2013          1,686,881
--------------------------------------------------------------------------------------------------------------------------------
       490,000  NYS DA (Providence Rest)                                             5.000         07/01/2035            503,784
--------------------------------------------------------------------------------------------------------------------------------
     1,300,000  NYS DA (Providence Rest)                                             5.125         07/01/2030          1,359,605
--------------------------------------------------------------------------------------------------------------------------------
       340,000  NYS DA (Providence Rest)                                             5.250         07/01/2025            360,407
--------------------------------------------------------------------------------------------------------------------------------
       650,000  NYS DA (Rochester General Hospital)                                  5.000         12/01/2035            677,885
--------------------------------------------------------------------------------------------------------------------------------
        70,000  NYS DA (Sarah Neuman Nursing Home)                                   5.500         08/01/2037             72,427
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NYS DA (School District Financing)                                   5.750         10/01/2030          5,516,300
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  NYS DA (SS Joachim & Anne Residence)                                 5.250         07/01/2027          4,182,320
--------------------------------------------------------------------------------------------------------------------------------
        65,000  NYS DA (St. Joseph's Hospital Health Center)                         5.250         07/01/2018             67,022
--------------------------------------------------------------------------------------------------------------------------------
    13,200,000  NYS DA (St. Lukes Roosevelt Hospital)                                4.900         08/15/2031         13,626,228
--------------------------------------------------------------------------------------------------------------------------------
    13,090,000  NYS DA (State University Educational Facilities)                     5.250         05/15/2015         14,308,286
--------------------------------------------------------------------------------------------------------------------------------
     2,510,000  NYS DA (State University Educational Facilities)                     5.250         05/15/2021          2,796,040
--------------------------------------------------------------------------------------------------------------------------------
     5,755,000  NYS DA (The Highlands Living)                                        6.600         02/01/2034          5,799,544
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NYS DA (Various School Districts)                                    5.000         04/01/2035            526,350
--------------------------------------------------------------------------------------------------------------------------------
       100,000  NYS DA (Vassar College)                                              5.000         07/01/2025            101,571
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NYS DA (W.K. Nursing Home)                                           6.125         02/01/2036          1,026,490
--------------------------------------------------------------------------------------------------------------------------------
     1,220,000  NYS DA (Winthrop University Hospital)                                5.500         07/01/2023          1,296,506
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NYS EFC (Clean Water & Drinking Revolving Funds)                     5.000         06/15/2027             20,744
--------------------------------------------------------------------------------------------------------------------------------
        85,000  NYS EFC (NYS Water Services)                                         6.600         09/15/2012             85,199
--------------------------------------------------------------------------------------------------------------------------------
       445,000  NYS ERDA (Brooklyn Union Gas Company)                                5.500         01/01/2021            454,541
--------------------------------------------------------------------------------------------------------------------------------
       200,000  NYS HFA (Fulton Manor)                                               6.100         11/15/2025            204,682
--------------------------------------------------------------------------------------------------------------------------------
     4,865,000  NYS HFA RITES                                                        8.254 2       11/01/2015          5,077,211
--------------------------------------------------------------------------------------------------------------------------------
        95,000  NYS Medcare (Hospital & Nursing Home)                                5.400         08/15/2033             95,125
--------------------------------------------------------------------------------------------------------------------------------
       640,000  NYS Medcare (Hospital & Nursing Home)                                6.300         08/15/2023            641,254


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      200,000  NYS UDC (Subordinated Lien)                                          5.500%        07/01/2022     $      204,240
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Oneida County IDA (Mohawk Valley Handicapped Services)               5.300         03/15/2019            260,323
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Onondaga County IDA (Salina Free Library)                            5.500         12/01/2022             58,897
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Orange County IDA (Glen Arden)                                       5.625         01/01/2018          1,023,480
--------------------------------------------------------------------------------------------------------------------------------
       275,000  Orange County IDA (Glen Arden)                                       5.700         01/01/2028            280,242
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Otsego County IDA (Hartwick College)                                 5.900         07/01/2022          1,659,376
--------------------------------------------------------------------------------------------------------------------------------
    15,205,000  Port Authority NY/NJ (Delta Air Lines) 4                             6.950         06/01/2008         15,243,165
--------------------------------------------------------------------------------------------------------------------------------
    19,140,000  Port Authority NY/NJ RITES                                           6.010 2       12/01/2034         21,285,403
--------------------------------------------------------------------------------------------------------------------------------
    25,660,000  Port Authority NY/NJ, 121st Series                                   5.125         10/15/2030         26,272,504
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Port Authority NY/NJ, 132nd Series                                   5.000         09/01/2038            784,185
--------------------------------------------------------------------------------------------------------------------------------
     3,180,000  Rensselaer County IDA (Emma Willard School)                          5.000         01/01/2026          3,382,025
--------------------------------------------------------------------------------------------------------------------------------
     3,550,000  Rensselaer County IDA (Emma Willard School)                          5.000         01/01/2031          3,747,593
--------------------------------------------------------------------------------------------------------------------------------
     6,275,000  Rensselaer County IDA (Emma Willard School)                          5.000         01/01/2036          6,604,626
--------------------------------------------------------------------------------------------------------------------------------
     2,600,000  Rensselaer County IDA (Rensselaer Polytechnical Institute) 3         5.000         03/01/2036          2,726,334
--------------------------------------------------------------------------------------------------------------------------------
     2,680,000  Rensselaer County Tobacco Asset Securitization Corp.                 5.625         06/01/2035          2,776,346
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Rensselaer County Tobacco Asset Securitization Corp.                 5.750         06/01/2043          2,082,140
--------------------------------------------------------------------------------------------------------------------------------
     1,060,000  Rockland County Tobacco Asset Securitization Corp.                   5.625         08/15/2035          1,099,315
--------------------------------------------------------------------------------------------------------------------------------
     3,150,000  Rockland County Tobacco Asset Securitization Corp.                   5.750         08/15/2043          3,283,497
--------------------------------------------------------------------------------------------------------------------------------
   101,000,000  Rockland County Tobacco Asset Securitization Corp.                   6.252 1       08/15/2045          9,804,070
--------------------------------------------------------------------------------------------------------------------------------
    53,000,000  Rockland County Tobacco Asset Securitization Corp.                   6.637 1       08/15/2050          3,072,410
--------------------------------------------------------------------------------------------------------------------------------
    45,000,000  Rockland County Tobacco Asset Securitization Corp.                   7.619 1       08/15/2060            855,000
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Saratoga County IDA (Saratoga Hospital/
                Saratoga Care/Benedict Community Health Center)                      5.125         12/01/2033          2,618,900
--------------------------------------------------------------------------------------------------------------------------------
       250,000  SONYMA, Series 83                                                    5.550         10/01/2027            257,493
--------------------------------------------------------------------------------------------------------------------------------
       255,000  Suffolk County IDA (ALIA-ACLD)                                       5.950         10/01/2021            255,043
--------------------------------------------------------------------------------------------------------------------------------
       375,000  Suffolk County IDA (ALIA-DDI)                                        5.950         10/01/2021            375,064
--------------------------------------------------------------------------------------------------------------------------------
        95,000  Suffolk County IDA (ALIA-FREE)                                       5.950         10/01/2021             95,016
--------------------------------------------------------------------------------------------------------------------------------
        70,000  Suffolk County IDA (ALIA-IGHL)                                       5.950         10/01/2021             70,012
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Suffolk County IDA (ALIA-IGHL)                                       6.000         10/01/2031             40,017
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Suffolk County IDA (ALIA-IGHL)                                       7.250         12/01/2033          4,241,440
--------------------------------------------------------------------------------------------------------------------------------
       230,000  Suffolk County IDA (ALIA-UCPAGS)                                     5.950         10/01/2021            230,039
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Suffolk County IDA (Catholic Charities)                              6.000         10/01/2020             45,812
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Suffolk County IDA (DDI)                                             6.000         10/01/2020             45,812
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Suffolk County IDA (DDI)                                             6.000         10/01/2020             45,812
--------------------------------------------------------------------------------------------------------------------------------
     7,460,000  Suffolk County IDA (Dowling College)                                 5.000         06/01/2036          7,681,562
--------------------------------------------------------------------------------------------------------------------------------
       205,000  Suffolk County IDA (Dowling College)                                 6.700         12/01/2020            209,742
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Suffolk County IDA (Independent Group Home Living)                   6.000         10/01/2020             40,722
--------------------------------------------------------------------------------------------------------------------------------
       575,000  Suffolk County IDA (Jefferson's Ferry)                               5.000         11/01/2028            593,607
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Suffolk County IDA (L.I. Network Community Services)                 7.550         02/01/2034          1,060,490
--------------------------------------------------------------------------------------------------------------------------------
       620,000  Suffolk County IDA (Nassau-Suffolk Services for Autism)              6.750         11/01/2036            630,273


                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      210,000  Suffolk County IDA (Nassau-Suffolk Services for Autism)              6.750%        11/01/2036     $      210,410
--------------------------------------------------------------------------------------------------------------------------------
     5,985,000  Suffolk County IDA (Pederson-Krager Center)                          7.000         11/01/2035          6,086,865
--------------------------------------------------------------------------------------------------------------------------------
       505,000  Suffolk County IDA (Pederson-Krager Center)                          7.200         02/01/2035            520,655
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Suffolk County IDA (Suffolk Hotels)                                  6.000         10/01/2020             45,812
--------------------------------------------------------------------------------------------------------------------------------
        70,000  Suffolk County IDA (WORCA)                                           6.000         10/01/2020             71,264
--------------------------------------------------------------------------------------------------------------------------------
       555,000  Sullivan County IDA (Center for Discovery)                           5.625         06/01/2013            560,483
--------------------------------------------------------------------------------------------------------------------------------
       745,000  Sullivan County IDA (Center for Discovery)                           6.000         06/01/2019            756,667
--------------------------------------------------------------------------------------------------------------------------------
       545,000  Sullivan County IDA (Center for Discovery)                           6.500         06/01/2025            553,943
--------------------------------------------------------------------------------------------------------------------------------
       520,000  Sullivan County IDA (Center for Discovery)                           6.950         02/01/2035            537,415
--------------------------------------------------------------------------------------------------------------------------------
       445,000  Syracuse IDA (Crouse Irving Companies)                               5.250         01/01/2017            457,887
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Triborough Bridge & Tunnel Authority                                 5.000         01/01/2020             26,215
--------------------------------------------------------------------------------------------------------------------------------
     3,585,000  Triborough Bridge & Tunnel Authority RITES                           8.041 2       11/15/2032          4,170,932
--------------------------------------------------------------------------------------------------------------------------------
     2,560,000  Triborough Bridge & Tunnel Authority RITES                           8.045 2       11/15/2027          3,023,411
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Triborough Bridge & Tunnel Authority RITES                           8.045 2       11/15/2032         11,634,400
--------------------------------------------------------------------------------------------------------------------------------
     4,550,000  Triborough Bridge & Tunnel Authority RITES 3                         8.540 2       11/15/2029          5,662,293
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Triborough Bridge & Tunnel Authority RITES                           9.104 2       11/15/2023          3,308,300
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Triborough Bridge & Tunnel Authority ROLs                            8.080 2       11/15/2032          2,908,600
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Triborough Bridge & Tunnel Authority, Series A                       5.000         11/15/2035            634,920
--------------------------------------------------------------------------------------------------------------------------------
    35,000,000  TSASC, Inc. (TFABs)                                                  5.000         06/01/2034         35,547,750
--------------------------------------------------------------------------------------------------------------------------------
    35,455,000  TSASC, Inc. (TFABs)                                                  5.750         07/15/2032         39,378,096
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Utica IDA (Utica College Civic Facility)                             5.750         08/01/2028          4,191,200
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Utica IDA (Utica College Civic Facility)                             6.750         12/01/2021          1,369,963
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Westchester County IDA (Guiding Eyes for the Blind)                  5.375         08/01/2024            261,850
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Westchester County IDA (Kendal on Hudson)                            6.500         01/01/2034            535,740
--------------------------------------------------------------------------------------------------------------------------------
     1,855,000  Westchester County IDA (Rippowam-Cisqua School)                      5.750         06/01/2029          1,914,917
--------------------------------------------------------------------------------------------------------------------------------
       320,000  Westchester County IDA (Schnurmacher Center)                         6.500         11/01/2013            340,125
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Westchester County IDA (Schnurmacher Center)                         6.500         11/01/2033            641,994
--------------------------------------------------------------------------------------------------------------------------------
     5,095,000  Westchester County Tobacco Asset Securitization Corp. 3              5.125         06/01/2045          5,187,474
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Yonkers GO                                                           5.000         08/01/2035            527,175
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Yonkers IDA (St. Joseph's Hospital)                                  5.900         03/01/2008            800,632
                                                                                                                  --------------
                                                                                                                     964,968,945
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--14.8%
     8,510,000  Guam GO, Series A                                                    5.400         11/15/2018          8,516,212
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Guam Government Waterworks Authority
                & Wastewater System                                                  5.875         07/01/2035            537,090
--------------------------------------------------------------------------------------------------------------------------------
     5,250,000  Guam Power Authority, Series A 3                                     5.125         10/01/2029          5,486,618
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Guam Power Authority, Series A                                       5.250         10/01/2034         10,480,000
--------------------------------------------------------------------------------------------------------------------------------
       505,000  Puerto Rico Children's Trust Fund (TASC)                             5.500         05/15/2039            523,988
--------------------------------------------------------------------------------------------------------------------------------
    84,000,000  Puerto Rico Children's Trust Fund (TASC)                             6.343 1       05/15/2050          5,529,720


                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                       COUPON          MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    4,030,000  Puerto Rico Commonwealth GO                                          5.000%        07/01/2027     $    4,159,000
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Puerto Rico Commonwealth GO                                          5.000         07/01/2034          4,126,800
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Puerto Rico Commonwealth GO                                          5.000         07/01/2035            518,530
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Puerto Rico Highway & Transportation Authority                       5.000         07/01/2028            365,529
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Puerto Rico Highway & Transportation Authority, Series A             5.000         07/01/2038             50,757
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Puerto Rico Highway & Transportation Authority, Series AA            5.000         07/01/2035          1,027,310
--------------------------------------------------------------------------------------------------------------------------------
    20,380,000  Puerto Rico Highway & Transportation Authority, Series G             5.000         07/01/2042         20,837,735
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Puerto Rico Highway & Transportation Authority, Series J             5.125         07/01/2039         10,344,400
--------------------------------------------------------------------------------------------------------------------------------
    12,000,000  Puerto Rico Highway & Transportation Authority, Series J             5.125         07/01/2043         12,391,920
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2027          1,039,820
--------------------------------------------------------------------------------------------------------------------------------
     3,230,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2030          3,353,871
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2035          1,033,960
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  Puerto Rico Infrastructure                                           5.000         07/01/2037          1,450,204
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Puerto Rico ITEMECF (G.R.B. Guaynabo)                                5.625         07/01/2022            102,103
--------------------------------------------------------------------------------------------------------------------------------
     4,305,000  Puerto Rico ITEMECF (Polytechnic University
                of Puerto Rico)                                                      5.000         08/01/2022          4,411,979
--------------------------------------------------------------------------------------------------------------------------------
    38,000,000  Puerto Rico Public Buildings Authority                               5.000         07/01/2036         39,166,980
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Puerto Rico Public Buildings Authority                               5.125         07/01/2022             52,457
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Puerto Rico Public Buildings Authority                               5.250         07/01/2029          2,130,160
--------------------------------------------------------------------------------------------------------------------------------
    12,640,000  Puerto Rico Public Buildings Authority                               5.500         07/01/2023         13,861,782
--------------------------------------------------------------------------------------------------------------------------------
    12,745,000  Puerto Rico Public Finance Corp., Series E                           5.500         08/01/2029         13,560,680
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  University of V.I., Series A                                         5.375         06/01/2034          1,054,110
--------------------------------------------------------------------------------------------------------------------------------
     1,700,000  V.I. Public Finance Authority (Gross Receipts Taxes  Loan) 3         5.000         10/01/2031          1,741,106
--------------------------------------------------------------------------------------------------------------------------------
     1,485,000  V.I. Public Finance Authority, Series A 3                            5.500         10/01/2022          1,532,669
--------------------------------------------------------------------------------------------------------------------------------
       250,000  V.I. Water & Power Authority                                         5.300         07/01/2018            254,628
                                                                                                                  --------------
Total Municipal Bonds and Notes (Cost $1,072,376,051)                                                                169,642,118
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.4%
--------------------------------------------------------------------------------------------------------------------------------
     5,046,000  Commonwealth of Puerto Rico (Cost $5,046,000)                        4.900           10/25/06          5,046,000

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,077,422,051)-99.5%                                                            1,139,657,063
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-0.5                                                                                    5,711,046
                                                                                                                  --------------
NET ASSETS-100.0%                                                                                                 $1,145,368,109
                                                                                                                  ==============


                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $19,262,590, which represents 1.68% of the Fund's net assets. See
Note 5 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See Note 1 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

ACDS        Assoc. for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ALIA        Alliance of Long Island Agencies
AP          Advantage Planning, Inc.
BANs        Bond Anticipation Notes
CMA         Community Mainstreaming Associates, Inc.
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
EFC         Environmental Facilities Corp.
EFLI        Epilepsy Foundation of L.I., Inc.
ERDA        Energy Research and Devel. Authority
FREE        Family Residences and Essential Enterprises
GO          General Obligation
HAII        Homes Anew II, Inc.
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency
HJDOI       Hospital for Joint Diseases Orthopedic Institute
IDA         Industrial Devel. Agency
IGHL        Independent Group Home for Living
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
L.I.        Long Island
MMC         Mercy Medical Center
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NCMRS       Nassau Community Mental Retardation Services Company
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
PSCH        Professional Service Centers for the Handicapped, Inc.
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SONYMA      State of New York Mortgage Agency
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UCPAGS      United Cerebral Palsy Assoc. of Greater Suffolk
UDC         Urban Development Corp.
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
YMCA        Young Men's Christian Assoc.

To simplify the listings of securities, abbreviations are used per the table below:


                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                       $  307,558,566           27.0%
Highways/Railways                                    138,185,840           12.1
Higher Education                                     118,893,045           10.4
General Obligation                                    93,552,654            8.2
Not-for-Profit Organization                           83,949,536            7.4
Hospital/Health Care                                  65,657,914            5.8
Municipal Leases                                      56,055,942            4.9
Marine/Aviation Facilities                            48,342,092            4.3
Electric Utilities                                    36,458,124            3.2
Education                                             30,717,621            2.7
Adult Living Facilities                               30,447,812            2.7
Hotels, Restaurants & Leisure                         23,966,420            2.1
Water Utilities                                       23,559,259            2.1
Sales Tax Revenue                                     22,042,055            1.9
Multifamily Housing                                   19,063,121            1.7
Sports Facility Revenue                               16,111,125            1.4
Airlines                                              15,243,165            1.4
Commercial Banks                                       5,046,000            0.4
Resource Recovery                                      2,612,525            0.2
Special Tax                                            1,450,204            0.1
Gas Utilities                                            454,541            0.0
Single Family Housing                                    257,493            0.0
Parking Fee Revenue                                       32,009            0.0
                                                  ------------------------------
Total                                             $1,139,657,063          100.0%
                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,077,422,051)--see accompanying statement of investments      $ 1,139,657,063
------------------------------------------------------------------------------------------------------------
Cash                                                                                                847,582
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         16,789,997
Shares of beneficial interest sold                                                                6,895,949
Investments sold                                                                                  1,248,694
Other                                                                                                28,250
                                                                                            ----------------
Total assets                                                                                  1,165,467,535

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                               15,400,000
Investments purchased (including $748,462 purchased on a when-issued basis
or forward commitment)                                                                            2,200,702
Shares of beneficial interest redeemed                                                              945,930
Distribution and service plan fees                                                                  640,429
Dividends                                                                                           591,276
Trustees' compensation                                                                              125,527
Interest expense                                                                                     76,015
Transfer and shareholder servicing agent fees                                                        34,824
Shareholder communications                                                                           29,127
Other                                                                                                55,596
                                                                                            ----------------
Total liabilities                                                                                20,099,426

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 1,145,368,109
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        86,655
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    1,085,949,189
------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (457,478)
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (2,445,269)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       62,235,012
                                                                                            ----------------
NET ASSETS                                                                                  $ 1,145,368,109
                                                                                            ================


                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,005,912,381 and
76,107,790 shares of beneficial interest outstanding)                                                 $13.22
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)       $13.88
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $32,792,587 and 2,480,198 shares
of beneficial interest outstanding)                                                                   $13.22
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $106,663,141 and 8,067,502 shares
of beneficial interest outstanding)                                                                   $13.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest                                                                                       $ 51,949,949
------------------------------------------------------------------------------------------------------------
Other income                                                                                          3,273
                                                                                               -------------
Total investment income                                                                          51,953,222

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                   4,531,889
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           1,900,420
Class B                                                                                             294,710
Class C                                                                                             646,165
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                             313,307
Class B                                                                                              18,388
Class C                                                                                              28,048
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              68,651
Class B                                                                                               4,006
Class C                                                                                               4,743
------------------------------------------------------------------------------------------------------------
Interest expense                                                                                    975,398
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               24,110
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           2,515
------------------------------------------------------------------------------------------------------------
Other                                                                                               159,312
                                                                                               -------------
Total expenses                                                                                    8,971,662
Less reduction to custodian expenses                                                                   (964)
                                                                                               -------------
Net expenses                                                                                      8,970,698

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            42,982,524

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                 10,657,680
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                             17,753,637

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 71,393,841
                                                                                               =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                      2006            2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                               $   42,982,524    $ 32,063,361
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                10,657,680      (8,107,100)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                   17,753,637      30,898,772
                                                                    -------------------------------
Net increase in net assets resulting from operations                    71,393,841      54,855,033

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (40,672,456)    (30,898,159)
Class B                                                                 (1,230,537)     (1,230,516)
Class C                                                                 (2,615,666)       (912,821)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                322,309,126      99,925,792
Class B                                                                  5,372,413      (1,865,322)
Class C                                                                 73,037,346      14,788,701

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                         427,594,067     134,662,708
---------------------------------------------------------------------------------------------------
Beginning of period                                                    717,774,042     583,111,334
                                                                    -------------------------------

End of period (including accumulated net investment income (loss)
of $(457,478) and $1,078,657, respectively)                         $1,145,368,109    $717,774,042
                                                                    ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                                  2006         2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $    12.91     $  12.45    $  12.31    $  12.75    $  12.67
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .61 1        .66 1       .72         .71         .68
Net realized and unrealized gain (loss)                                .34          .49         .11        (.44)        .06
                                                                ------------------------------------------------------------
Total from investment operations                                       .95         1.15         .83         .27         .74
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.64)        (.69)       (.69)       (.71)       (.66)
----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                  $    13.22     $  12.91    $  12.45    $  12.31    $  12.75
                                                                ============================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                    7.61%        9.41%       6.91%       2.07%       6.11%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $1,005,912     $659,975    $539,834    $533,563    $536,126
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $  824,276     $580,413    $536,613    $531,977    $525,519
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                 4.76%        5.17%       5.84%       5.57%       5.44%
Total expenses                                                        0.90%        0.93%       0.91%       0.93%       0.89%
Expenses after payments and waivers and
reduction to custodian expenses                                       0.90%        0.93%       0.88%       0.93%       0.89%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 66%          14%          6%         63%         73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS B     YEAR ENDED SEPTEMBER 30,                    2006           2005           2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.91     $    12.45     $    12.32    $    12.75    $    12.68
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .51 1          .56 1          .62           .60           .58
Net realized and unrealized gain (loss)                  .34            .49            .10          (.42)          .06
                                                  ---------------------------------------------------------------------
Total from investment operations                         .85           1.05            .72           .18           .64
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.54)          (.59)          (.59)         (.61)         (.57)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    13.22     $    12.91     $    12.45    $    12.32    $    12.75
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      6.76%          8.55%          5.99%         1.36%         5.22%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   32,793     $   26,680     $   27,555    $   32,851    $   40,896
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   29,544     $   26,977     $   30,212    $   36,000    $   42,021
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.99%          4.41%          5.05%         4.77%         4.67%
Total expenses                                          1.70%          1.71%          1.69%         1.71%         1.66%
Expenses after payments and waivers and
reduction to custodian expenses                         1.69%          1.71%          1.66%         1.71%         1.66%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66%            14%             6%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED SEPTEMBER 30,                     2006            2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.91     $     12.45    $     12.32    $     12.75    $     12.68
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .50 1           .55 1          .62            .60            .57
Net realized and unrealized gain (loss)                   .35             .50            .10           (.42)           .07
                                                  -------------------------------------------------------------------------
Total from investment operations                          .85            1.05            .72            .18            .64
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.54)           (.59)          (.59)          (.61)          (.57)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     13.22     $     12.91    $     12.45    $     12.32    $     12.75
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.78%           8.55%          5.99%          1.35%          5.22%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   106,663     $    31,119    $    15,723    $    13,080    $    10,603
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    64,991     $    20,347    $    14,598    $    11,852    $     9,183
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.89%           4.32%          5.04%          4.78%          4.66%
Total expenses                                           1.66%           1.70%          1.69%          1.72%          1.66%
Expenses after payments and waivers and
reduction to custodian expenses                          1.66%           1.70%          1.66%          1.72%          1.66%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    66%             14%             6%            63%            73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available


                  41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $748,462 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $104,665,670 as of September 30, 2006, which represents 8.98% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $254,218               $15,259                $--          $59,774,478

1. During the fiscal year ended September 30, 2006, the Fund utilized $1,450,798 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended September 30, 2005, the Fund utilized $6,520 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                            YEAR ENDED           YEAR ENDED
                                        SEPT. 30, 2006       SEPT. 30, 2005
     ----------------------------------------------------------------------
     Distributions paid from:
     Exempt-interest dividends             $44,497,915          $33,041,496
     Ordinary income                            20,744                   --
                                           --------------------------------
     Total                                 $44,518,659          $33,041,496
                                           ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                  43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

           Federal tax cost of securities           $1,079,882,585
                                                    ===============

           Gross unrealized appreciation            $   60,448,555
           Gross unrealized depreciation                  (674,077)
                                                    ---------------
           Net unrealized appreciation              $   59,774,478
                                                    ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2006, the Fund's projected benefit obligations were increased by $4,098 and payments of $8,675 were made to retired trustees, resulting in an accumulated liability of $94,508 as of September 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                  44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES           AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                            30,165,787    $ 389,068,133    10,610,833    $ 136,386,348
Dividends and/or
distributions reinvested         2,054,601       26,532,833     1,627,749       20,754,931
Redeemed                        (7,236,398)     (93,291,840)   (4,491,381)     (57,215,487)
                                -----------------------------------------------------------
Net increase                    24,983,990    $ 322,309,126     7,747,201    $  99,925,792
                                ===========================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                               776,732    $  10,032,978       317,313    $   4,053,977
Dividends and/or
distributions reinvested            55,555          717,268        61,813          787,655
Redeemed                          (418,072)      (5,377,833)     (526,394)      (6,706,954)
                                -----------------------------------------------------------
Net increase (decrease)            414,215    $   5,372,413      (147,268)   $  (1,865,322)
                                ===========================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                             6,173,689    $  79,698,090     1,372,677    $  17,653,707
Dividends and/or
distributions reinvested           119,264        1,542,437        47,512          607,157
Redeemed                          (635,447)      (8,203,181)     (273,325)      (3,472,163)
                                -----------------------------------------------------------
Net increase                     5,657,506    $  73,037,346     1,146,864    $  14,788,701
                                ===========================================================


                  45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                   PURCHASES           SALES
------------------------------------------------------------
Investment securities           $818,346,609    $544,547,315

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------------------
                 Up to $200 million of net assets         0.60%
                 Next $100 million of net assets          0.55
                 Next $200 million of net assets          0.50
                 Next $250 million of net assets          0.45
                 Next $250 million of net assets          0.40
                 Over $1 billion of net assets            0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $353,550 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service


                  46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B and Class C shares were $1,645,598 and $1,380,126, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
September 30, 2006       $367,494         $10,135        $176,030        $31,646

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppen-heimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3315% as of September 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage


                  47 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended September 30, 2006, the average daily loan balance was $20,394,247 at an average daily interest rate of 4.661%. The Fund had borrowings outstanding of $15,400,000 at September 30, 2006 at an interest rate of 5.3315%. The Fund had gross borrowings and gross loan repayments of $444,400,000 and $445,000,000, respectively, during the year ended September 30, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended September 30, 2006 was $84,800,000. The Fund paid $91,774 in fees and $949,030 in interest during the year ended September 30, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting


                  48 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  49 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free New York Municipals, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free New York Municipals as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 15, 2006


                  50 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2006 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  51 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  52 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE FUND, LENGTH OF SERVICE,   PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
AGE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                       80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Director of American Commercial Lines (barge company) (since January 2005); Attorney at Hogan &
Chairman of the Board          Hartson (law firm) (since June 1993); Director of Covanta Holding Corp. (waste-to-energy company)
of Trustees (since 2003);      (since 2002); Director of Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc.
Trustee (since 1993)           (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
Age: 75                        (1993-2001); Director of FMC Corporation (1993-2001). Oversees 45 portfolios in the
                               OppenheimerFunds complex.

MATTHEW P. FINK,               Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)           Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 65                        of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                               Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 45 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the  OppenheimerFunds
Trustee (since 1993)           complex.
Age: 73

PHILLIP A. GRIFFITHS,          Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of
Trustee (since 1999)           the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                        Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                               Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                               American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                               Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                               (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University
                               (1983-1991). Oversees 45 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)           President and General Auditor of American Express Company (financial services company) (July
Age: 64                        1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2002)           Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January 2002);
Age: 54                        Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                               1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                               Relations, the Investment Committee of the Episcopal Church of America, the Investment Committee
                               and Board of Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees 45
                               portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            Director of Dominion Resources, Inc. (electric utility holding company) (February 1972-October
Trustee (since 1984)           2005); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion Energy Inc.
Age: 79                        (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists
                               Insurance Company and American Manufacturers Mutual Insurance Company; Former President and Chief


                  53 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
KENNETH A. RANDALL,            Executive Officer of The Conference Board, Inc. (international economic and business research).
Continued                      Oversees 45 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive
Trustee (since 1989)           recruiting) (since 1993); Life Trustee of International House (non-profit educational
Age: 74                        organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc.
                               (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force
                               (1954-1958). Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)           Director of Lakes Environmental Association (since 1996); Member of the Investment Committee of the
Age: 65                        Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds
                               (1994-December 2001). Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                 President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)           1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and
Age: 58                        production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999);
                               Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of
                               PacifiCorp. (electric utility) (1995-1999). Oversees). Oversees 45 portfolios in the
                               OppenheimerFunds complex.

BRIAN F. WRUBLE,               General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Trustee (since 2005)           Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Age: 63                        Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of Governing
                               Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                               Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                               Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome
                               Levy Economics Institute of Bard College (August 1990-September 2001) (economics research);
                               Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 55 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND         THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
OFFICER                        NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                               WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
Trustee and President and      2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
Principal Executive Officer    Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
(since 2001)                   Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
Age: 57                        2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                               2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                               Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                               OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July
                               2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                               Asset Management, Inc., Centennial Asset Management Corporation, Trinity


                  54 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

JOHN V. MURPHY,                Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001),
Continued                      HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                               parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager
                               (September 2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                               Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                               Insurance Company (September 1999-August 2000); President, Chief Executive Officer and Director of
                               MML Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle
                               Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                               1989-June 1998). Oversees 92 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
OF THE FUND                    MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                               MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                               80112-3924 AND FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY
                               14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL.

RONALD H. FIELDING,            Senior Vice President of the Manager (since January 1996); Chairman of the Rochester Division of
Vice President (since 2002)    the Manager (since January 1996); an officer of 18 portfolios in the OppenheimerFunds complex.
Age: 57

DANIEL G. LOUGHRAN,            Vice President of the Manager since (April 2001). An officer of 18 portfolios in the
Vice President and Portfolio   OppenheimerFunds complex.
Manager (since 2005)
Age: 43

SCOTT S. COTTIER,              Vice President of the Manager (since 2002); portfolio manager and trader at Victory Capital
Vice President and Portfolio   Management (1999-2002); an officer of 18 portfolios in the OppenheimerFunds complex.
Manager (since 2005)
Age: 35

TROY E. WILLIS,                Assistant Vice President of the Manager (since 2005); corporate attorney for Southern Resource
Vice President and Portfolio   Group (1999-2003). An officer of 18 portfolios in the OppenheimerFunds complex.
Manager (since 2005)
Age: 34

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief       President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer             Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit
(since 2004)                   of the Manager (1997-February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.
Age: 56

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal        HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial and Accounting       Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Officer (since 1999)           Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                        OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                               Institutional Asset


                  55 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
Continued                      program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
                               Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                               2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                               Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,             Assistant Vice President of the Manager (since August 2002); Manager/Financial Product Accounting
Assistant Treasurer            of the Manager (November 1998-July 2002). An officer of 92 portfolios in the OppenheimerFunds
(since 2004)                   complex.
Age: 36

BRIAN C. SZILAGYI,             Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer            Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                   Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 36                        Services, Inc. (September 2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)         Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 58                        Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                               Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                               Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                               (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                               President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                               Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                               Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                               December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                               Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                               (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management,
                               Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                               Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                               2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                               the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                               Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,              Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of
Assistant Secretary            the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                   Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                        Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                               Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                               December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.


                  56 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

LISA I. BLOOMBERG,             Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary            2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                   (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 38                        Services Inc. (formerly, PaineWebber Incorporated). An officer of 92 portfolios in the
                               OppenheimerFunds complex.

PHILLIP S. GILLESPIE,          Senior Vice President and Deputy General Counsel of the Manager (since September 2004); Mr.
Assistant Secretary            Gillespie held the following positions at Merrill Lynch Investment Management: First Vice President
(since 2004)                   (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000). An officer of
Age: 42                        92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  57 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $29,000 in fiscal 2006 and $28,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $169,654 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $1,536 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $512 for fiscal 2006 and no such fees for fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $155,848 in fiscal 2006 and $161,805 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT- Free New York Municipals


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006